CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total	Total equity atributable to owners of the Bank	Share capital	Share premium	Inflation adjustment to share capital and premium	Fair value reserve	Share of OCI from associates and joint ventures	Legal reserve	Other reserves	Accumulated loss	Non- controlling interest
Beginning balance at Dec. 31, 2021		$ 2,153,319,663	$ 2,110,773,258	$ 612,710	$ 6,744,974	$ 902,627,443	$ 70,778,851	$ (718,029)	$ 598,866,415	$ 983,014,390	$ (451,153,496)	$ 42,546,405
Total comprehensive income for the year
Profit (Loss) for the year		393,046,309	399,017,982								399,017,982	(5,971,673)
Other comprehensive income for the year		(95,675,813)	(95,675,737)				(96,415,012)	739,275				(76)
Distribution of retained earnings as per the Shareholders' Meeting
Legal reserve									51,967,379		(51,967,379)
Other reserves										207,869,518	(207,869,518)
Other net increases		66,618										66,618
Ending balance at Dec. 31, 2022		2,450,756,777	2,414,115,503	612,710	6,744,974	902,627,443	(25,636,161)	21,246	650,833,794	1,190,883,908	(311,972,411)	36,641,274
Total comprehensive income for the year
Profit (Loss) for the year		342,444,627	341,579,597								341,579,597	865,030
Other comprehensive income for the year		457,091,790	455,621,320				455,621,320					1,470,470
Distribution of retained earnings as per the Shareholders' Meeting
Legal reserve									79,782,573		(79,782,573)
Other reserves										319,130,293	(319,130,293)
Dividends in kind and cash	[1]	(169,587,609)	(169,587,609)							(169,587,609)
Subsidiary capital increase		151,167										151,167
Ending balance at Dec. 31, 2023		3,080,856,752	3,041,728,811	612,710	6,744,974	902,627,443	429,985,159	21,246	730,616,367	1,340,426,592	(369,305,680)	39,127,941
Total comprehensive income for the year
Profit (Loss) for the year		364,815,580	360,405,364								360,405,364	4,410,216
Other comprehensive income for the year		(322,343,802)	(320,873,417)				(320,873,417)					(1,470,385)
Distribution of retained earnings as per the Shareholders' Meeting
Legal reserve									71,662,188		(71,662,188)
Other reserves										286,648,751	(286,648,751)
Dividends in kind and cash	[1]	(507,501,293)	(507,501,293)							(507,501,293)
Ending balance at Dec. 31, 2024		$ 2,615,827,237	$ 2,573,759,465	$ 612,710	$ 6,744,974	$ 902,627,443	$ 109,111,742	$ 21,246	$ 802,278,555	$ 1,119,574,050	$ (367,211,255)	$ 42,067,772

[1]	Dividends per share amounts to pesos 431.24 (in nominal values)